SCHEDULE OF EFFECTIVE TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Loss before taxes on income	$ 11,138	$ 18,410	$ 21,676
Theoretical statutory tax benefit	2,562	4,234	4,985
Losses for which a valuation allowance was provided or benefit from loss carry forwards and permanent differences	(2,562)	(4,234)	(4,985)
Income tax expense
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Israeli statutory income tax rate	23.00%	23.00%	23.00%